DERIVATIVE WARRANTS LIABILITY (Tables)	12 Months Ended
Dec. 31, 2025
Warrants and Rights Note Disclosure [Abstract]
Schedule of derivative warrants liability
Issued to investors	December 31,
	2025	2024
Outstanding at January 1	$202	$-
Issued to investors	-	1,000
Exercised	(901)	-
Changes in fair value	699	(798)

Outstanding at December 31	$-	$202

Schedule of warrant issued
	Year ended December 31,	January 19,
	2024	2024
Risk-free interest rate	4.16%	4.39%
Dividend yield	0%	0%
Volatility factor	123%	287%
Expected life of the warrants in years	1.05	2